Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic EPS
Net loss					$ (13,725)	$ (181,986)	$ (25,281)	$ (129,633)	$ (270,448)	$ (350,625)	$ (258,633)
Dividends on preferred shares									(41,508)	0	0
Net loss attributable to ordinary shares	$ (130,431)	$ 5,993	$ (131,567)	$ (55,951)					$ (311,956)	$ (350,625)	$ (258,633)
Basic weighted-average number of ordinary shares outstanding (in shares)	654,886,227	634,508,967	611,093,882	602,272,375					630,976,906	427,023,558	273,883,342
Basic (usd per share)	$ (0.20)	$ 0.01	$ (0.22)	$ (0.09)	$ (0.02)	$ (0.47)	$ (0.07)	$ (0.38)	$ (0.49)	$ (0.82)	$ (0.94)
Diluted EPS
Net loss attributable to ordinary shares	$ (130,431)	$ 5,993	$ (131,567)	$ (55,951)					$ (311,956)	$ (350,625)	$ (258,633)
Change in fair value of private placement warrants	0	(83,013)	0	(51,215)					(81,320)	0	0
Net loss attributable to ordinary shares, diluted	$ (130,431)	$ (77,020)	$ (131,567)	$ (107,166)					$ (393,276)	$ (350,625)	$ (258,633)
Shares used in computing net loss attributable to per share to ordinary shareholders, basic (in shares)	654,886,227	634,508,967	611,093,882	602,272,375					630,976,906	427,023,558	273,883,342
Weighted-average effect of potentially dilutive shares to purchase ordinary shares (in shares)	0	9,393,810	0	10,326,289					9,797,194	0	0
Diluted weighted-average number of ordinary shares outstanding (in shares)	654,886,227	643,902,777	611,093,882	612,598,664					640,774,100	427,023,558	273,883,342
Diluted (usd per share)	$ (0.20)	$ (0.12)	$ (0.22)	$ (0.17)	$ (0.05)	$ (0.47)	$ (0.07)	$ (0.38)	$ (0.61)	$ (0.82)	$ (0.94)